Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Mar. 30, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 175,275	1,075,734		731,839
Less: allowance for doubtful accounts	(4,683)	(28,741)	(26,911)	(26,871)	(75,617)	(75,617)	(75,617)
Accounts receivable, net	$ 170,592	1,046,993		704,968